400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 7897
Fax +1 415 618 5462
edward.baer@blackrock.com

March 1, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
           Securities Act File No. 333-92935;
           Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information, each dated March 1, 2013, do not differ from those contained in Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 22, 2013.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer
Edward Baer, Esq.

cc:  Benjamin J. Haskin, Esq.